FINANCIAL DATA HIGHLIGHTS - $ / shares		11 Months Ended		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Class A
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of period or at the time of offer				$ 1.9048	$ 1.9392		$ 1.7385
Net realized and net change in unrealized trading profit (loss)				0.0269	0.0617		0.3274
Brokerage commissions				(0.0018)	(0.0020)		(0.0022)
Interest income, net				0.0037	0.0001		(0.0009)
Expenses				(0.0719)	(0.0942)		(0.1236)
Net asset value, before full redemption					1.9048
Net asset value, end of year		$ 1.9048		$ 1.8617	$ 1.9048		$ 1.9392
Total Return:
Total return before Performance fees (as a percent)	[1]			(2.26%)	(0.64%)		14.84%
Performance fees (as a percent)	[1]			0.00%	(1.13%)		(3.30%)
Total return after Performance fees (as a percent)	[1]			(2.26%)	(1.77%)		11.54%
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[2]			3.74%	3.75%		3.78%
Performance fees (as a percent)				0.00%	1.10%		3.13%
Expenses (including Performance fees) (as a percent)				3.74%	4.85%		6.91%
Net investment income (loss) (excluding Performance fees) (as a percent)				(3.54%)	(3.75%)		(3.78%)
Performance fees (as a percent)				0.00%	(1.10%)		(3.13%)
Net investment income (loss) (including Performance fees) (as a percent)				(3.54%)	(4.85%)		(6.91%)
Class C
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of period or at the time of offer				$ 1.7095	$ 1.7580		$ 1.5919
Net realized and net change in unrealized trading profit (loss)				0.0244	0.0558		0.2976
Brokerage commissions				(0.0016)	(0.0018)		(0.0020)
Interest income, net				0.0033	0.0001		(0.0008)
Expenses				(0.0813)	(0.1026)		(0.1287)
Net asset value, before full redemption					1.7095
Net asset value, end of year		1.7095		$ 1.6543	$ 1.7095		$ 1.7580
Total Return:
Total return before Performance fees (as a percent)	[1]			(3.23%)	(1.63%)		13.70%
Performance fees (as a percent)	[1]			0.00%	(1.13%)		(3.27%)
Total return after Performance fees (as a percent)	[1]			(3.23%)	(2.76%)		10.43%
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[2]			4.75%	4.75%		4.79%
Performance fees (as a percent)				0.00%	1.10%		3.13%
Expenses (including Performance fees) (as a percent)				4.75%	5.85%		7.92%
Net investment income (loss) (excluding Performance fees) (as a percent)				(4.55%)	(4.75%)		(4.78%)
Performance fees (as a percent)				0.00%	(1.10%)		(3.13%)
Net investment income (loss) (including Performance fees) (as a percent)				(4.55%)	(5.85%)		(7.91%)
Class D
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of period or at the time of offer				$ 2.0671	$ 2.0732		$ 1.8309
Net realized and net change in unrealized trading profit (loss)				0.0288	0.0661		0.3484
Brokerage commissions				(0.0020)	(0.0022)		(0.0024)
Interest income, net				0.0040	0.0001		(0.0010)
Expenses				(0.0470)	(0.0701)		(0.1027)
Net asset value, before full redemption					2.0671
Net asset value, end of year		2.0671		$ 2.0509	$ 2.0671		$ 2.0732
Total Return:
Total return before Performance fees (as a percent)	[1]			(0.78%)	0.83%		16.57%
Performance fees (as a percent)	[1]			0.00%	(1.13%)		(3.33%)
Total return after Performance fees (as a percent)	[1]			(0.78%)	(0.30%)		13.24%
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[2]			2.24%	2.25%		2.28%
Performance fees (as a percent)				0.00%	1.10%		3.13%
Expenses (including Performance fees) (as a percent)				2.24%	3.35%		5.41%
Net investment income (loss) (excluding Performance fees) (as a percent)				(2.04%)	(2.25%)		(2.27%)
Performance fees (as a percent)				0.00%	(1.10%)		(3.13%)
Net investment income (loss) (including Performance fees) (as a percent)				(2.04%)	(3.35%)		(5.40%)
Class I
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of period or at the time of offer				$ 1.9742	$ 2.0018		$ 1.7875
Net realized and net change in unrealized trading profit (loss)				0.0278	0.0637		0.3375
Brokerage commissions				(0.0019)	(0.0021)		(0.0023)
Interest income, net				0.0038	0.0001		(0.0009)
Expenses				(0.0666)	(0.0893)		(0.1200)
Net asset value, before full redemption					1.9742
Net asset value, end of year		1.9742		$ 1.9373	$ 1.9742		$ 2.0018
Total Return:
Total return before Performance fees (as a percent)	[1]			(1.87%)	(0.24%)		15.29%
Performance fees (as a percent)	[1]			0.00%	(1.13%)		(3.30%)
Total return after Performance fees (as a percent)	[1]			(1.87%)	(1.37%)		11.99%
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[2]			3.34%	3.35%		3.38%
Performance fees (as a percent)				0.00%	1.10%		3.13%
Expenses (including Performance fees) (as a percent)				3.34%	4.45%		6.51%
Net investment income (loss) (excluding Performance fees) (as a percent)				(3.14%)	(3.35%)		(3.38%)
Performance fees (as a percent)				0.00%	(1.10%)		(3.13%)
Net investment income (loss) (including Performance fees) (as a percent)				(3.14%)	(4.45%)		(6.51%)
Class DS
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of period or at the time of offer					$ 2.0706	[3]	$ 1.8286
Net realized and net change in unrealized trading profit (loss)					0.0567	[3]	0.3480
Brokerage commissions					(0.0007)	[3]	(0.0023)
Interest income, net					0.0000	[3]	(0.0010)
Expenses					(0.0391)	[3]	(0.1027)
Net asset value, before full redemption	[3]				2.0875
Less redemption	[3]				$ 2.0875
Net asset value, end of year	[3]						$ 2.0706
Total Return:
Total return before Performance fees (as a percent)	[1]				1.95%	[3]	16.56%
Performance fees (as a percent)	[1]				(1.13%)	[3]	(3.33%)
Total return after Performance fees (as a percent)	[1]				0.82%	[3]	13.23%
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[2]				2.22%	[3]	2.28%
Performance fees (as a percent)					1.10%	[3]	3.13%
Expenses (including Performance fees) (as a percent)					3.32%	[3]	5.41%
Net investment income (loss) (excluding Performance fees) (as a percent)					(2.22%)	[3]	(2.27%)
Performance fees (as a percent)					(1.10%)	[3]	(3.13%)
Net investment income (loss) (including Performance fees) (as a percent)					(3.32%)	[3]	(5.40%)
Class DT
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of period or at the time of offer					$ 2.2127	[4]	$ 1.9307
Net realized and net change in unrealized trading profit (loss)					0.0705	[4]	0.3697
Brokerage commissions					(0.0023)	[4]	(0.0025)
Interest income, net					0.0001	[4]	(0.0010)
Expenses					(0.0581)	[4]	(0.0842)
Net asset value, before full redemption	[4]				2.2229
Less redemption	[4]				$ 2.2229
Net asset value, end of year	[4]						$ 2.2127
Total Return:
Total return before Performance fees (as a percent)	[1]				1.31%	[4]	17.19%
Performance fees (as a percent)	[1]				(0.87%)	[4]	(2.59%)
Total return after Performance fees (as a percent)	[1]				0.44%	[4]	14.60%
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[2]				1.75%	[4]	1.77%
Performance fees (as a percent)					0.84%	[4]	2.41%
Expenses (including Performance fees) (as a percent)					2.59%	[4]	4.18%
Net investment income (loss) (excluding Performance fees) (as a percent)					(1.75%)	[4]	(1.77%)
Performance fees (as a percent)					(0.84%)	[4]	(2.41%)
Net investment income (loss) (including Performance fees) (as a percent)					(2.59%)	[4]	(4.18%)
Class M
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of period or at the time of offer				$ 1.1615	$ 1.1649		$ 1.0288
Net realized and net change in unrealized trading profit (loss)				0.0162	0.0372		0.1958
Brokerage commissions				(0.0011)	(0.0012)		(0.0013)
Interest income, net				0.0022	0.0000		(0.0005)
Expenses				(0.0264)	(0.0394)		(0.0579)
Net asset value, before full redemption					1.1615
Net asset value, end of year		1.1615		$ 1.1524	$ 1.1615		$ 1.1649
Total Return:
Total return before Performance fees (as a percent)	[1]			(0.78%)	0.85%		16.56%
Performance fees (as a percent)	[1]			0.00%	(1.13%)		(3.33%)
Total return after Performance fees (as a percent)	[1]			(0.78%)	(0.28%)		13.23%
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[2]			2.24%	2.25%		2.28%
Performance fees (as a percent)				0.00%	1.10%		3.13%
Expenses (including Performance fees) (as a percent)				2.24%	3.35%		5.41%
Net investment income (loss) (excluding Performance fees) (as a percent)				(2.04%)	(2.25%)		(2.27%)
Performance fees (as a percent)				0.00%	(1.10%)		(3.13%)
Net investment income (loss) (including Performance fees) (as a percent)				(2.04%)	(3.35%)		(5.40%)
Class F
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of period or at the time of offer				$ 1.1508	$ 1.1433		$ 1.0007
Net realized and net change in unrealized trading profit (loss)				0.0159	0.0366		0.1917
Brokerage commissions				(0.0011)	(0.0012)		(0.0013)
Interest income, net				0.0022	0.0000		(0.0005)
Expenses				(0.0147)	(0.0279)		(0.0473)
Net asset value, before full redemption					1.1508
Net asset value, end of year		1.1508		$ 1.1531	$ 1.1508		$ 1.1433
Total Return:
Total return before Performance fees (as a percent)	[1]			0.21%	1.84%		17.72%
Performance fees (as a percent)	[1]			(0.01%)	(1.19%)		(3.47%)
Total return after Performance fees (as a percent)	[1]			0.20%	0.65%		14.25%
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[2]			1.24%	1.24%		1.27%
Performance fees (as a percent)				0.01%	1.16%		3.24%
Expenses (including Performance fees) (as a percent)				1.25%	2.40%		4.51%
Net investment income (loss) (excluding Performance fees) (as a percent)				(1.05%)	(1.24%)		(1.26%)
Performance fees (as a percent)				(0.01%)	(1.16%)		(3.24%)
Net investment income (loss) (including Performance fees) (as a percent)				(1.06%)	(2.40%)		(4.50%)
Class F1
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of period or at the time of offer				$ 1.1792	$ 1.1715		$ 1.0254
Net realized and net change in unrealized trading profit (loss)				0.0163	0.0375		0.1964
Brokerage commissions				(0.0011)	(0.0012)		(0.0013)
Interest income, net				0.0023	0.0000		(0.0005)
Expenses				(0.0151)	(0.0286)		(0.0485)
Net asset value, before full redemption					1.1792
Net asset value, end of year		1.1792		$ 1.1816	$ 1.1792		$ 1.1715
Total Return:
Total return before Performance fees (as a percent)	[1]			0.21%	1.86%		17.72%
Performance fees (as a percent)	[1]			(0.01%)	(1.19%)		(3.47%)
Total return after Performance fees (as a percent)	[1]			0.20%	0.67%		14.25%
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[2]			1.24%	1.24%		1.27%
Performance fees (as a percent)				0.01%	1.16%		3.24%
Expenses (including Performance fees) (as a percent)				1.25%	2.40%		4.51%
Net investment income (loss) (excluding Performance fees) (as a percent)				(1.05%)	(1.24%)		(1.26%)
Performance fees (as a percent)				(0.01%)	(1.16%)		(3.24%)
Net investment income (loss) (including Performance fees) (as a percent)				(1.06%)	(2.40%)		(4.50%)
Class DI
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of period or at the time of offer	[5]	1.0000		$ 0.9704
Net realized and net change in unrealized trading profit (loss)		(0.0042)	[5]	0.0135
Brokerage commissions		(0.0010)	[5]	(0.0009)
Interest income, net		0.0000	[5]	0.0019
Expenses		(0.0244)	[5]	(0.0220)
Net asset value, before full redemption	[5]	0.9704
Net asset value, end of year		$ 0.9704	[5]	$ 0.9629	$ 0.9704	[5]
Total Return:
Total return before Performance fees (as a percent)	[1]	(2.53%)	[5]	(0.78%)
Performance fees (as a percent)	[1]	(0.43%)	[5]	0.00%
Total return after Performance fees (as a percent)	[1]	(2.96%)	[5]	(0.78%)
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[2]	2.25%	[5]	2.24%
Performance fees (as a percent)		0.42%	[5]	0.00%
Expenses (including Performance fees) (as a percent)		2.67%	[5]	2.24%
Net investment income (loss) (excluding Performance fees) (as a percent)		(2.25%)	[5]	(2.05%)
Performance fees (as a percent)		(0.42%)	[5]	0.00%
Net investment income (loss) (including Performance fees) (as a percent)		(2.67%)	[5]	(2.05%)

[1]	The total return is based on compounded semi-monthly returns and is calculated for each class taken as a whole. An individual member’s return may vary from these returns based on timing of capital transactions.
[2]	The expense ratios do not include brokerage commissions.
[3]	Units fully redeemed as of April 30, 2015. The ratios to average members' capital have been annualized. The performance fee ratios and total return have not been annualized.
[4]	Units fully redeemed as of December 31, 2015.
[5]	Units issued on February 1, 2015. The ratios to average members' capital have been annualized. The performance fee ratios and total return have not been annualized.